Optimized Equity Income ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 95.6%		Shares	Value
Basic Materials - 0.4%
Freeport-McMoRan, Inc.		2,358	$142,022

Communications - 19.5%
Alphabet, Inc. - Class A (a)		3,275	1,106,950
Alphabet, Inc. - Class C (a)		2,620	886,949
Amazon.com, Inc. (a)(b)		5,633	1,347,977
AppLovin Corp. - Class A (b)		262	123,955
Arista Networks, Inc. (b)		917	129,976
AT&T, Inc.		8,253	216,311
Booking Holdings, Inc.		131	655,241
Cisco Systems, Inc.		4,454	348,837
Meta Platforms, Inc. - Class A (a)		1,310	938,615
Netflix, Inc. (b)		2,620	218,744
Uber Technologies, Inc. (b)		2,358	188,758
Verizon Communications, Inc.		4,847	215,788
Walt Disney Co.		1,965	221,652
			6,599,753

Consumer, Cyclical - 6.9%
Costco Wholesale Corp.		393	369,518
Home Depot, Inc.		1,179	441,642
McDonald's Corp.		786	247,590
Tesla, Inc. (a)(b)		1,572	676,604
TJX Cos., Inc.		1,310	196,251
Walmart, Inc.		3,406	405,791
			2,337,396

Consumer, Non-cyclical - 15.1%
Abbott Laboratories		2,096	229,093
AbbVie, Inc.		2,096	467,429
Amgen, Inc.		655	223,931
Boston Scientific Corp. (b)		1,703	159,282
Coca-Cola Co.		3,406	254,803
Eli Lilly & Co.		524	543,467
Gilead Sciences, Inc.		1,441	204,550
Intuitive Surgical, Inc. (b)		393	198,158
Johnson & Johnson		2,751	625,165
Merck & Co., Inc.		2,882	317,798
PepsiCo, Inc.		1,572	241,506
Pfizer, Inc.		6,550	173,182
Philip Morris International, Inc.		1,834	329,093
Procter & Gamble Co.		2,489	377,755
S&P Global, Inc.		393	207,421
Thermo Fisher Scientific, Inc.		524	303,192
UnitedHealth Group, Inc.		917	263,115
			5,118,940

Energy - 3.2%
Chevron Corp.		2,227	393,956
Exxon Mobil Corp.		4,847	685,366
			1,079,322

Financial - 12.3%
American Express Co.		655	230,671
Bank of America Corp.		7,467	397,244
Berkshire Hathaway, Inc. - Class B (b)		1,048	503,596
Blackrock, Inc.		262	293,162
Charles Schwab Corp.		1,965	204,203
Citigroup, Inc.		2,096	242,528
Goldman Sachs Group, Inc. (a)		248	231,982
JPMorgan Chase & Co.		1,572	480,859
Mastercard, Inc. - Class A		917	494,071
Morgan Stanley		1,310	239,468
Progressive Corp.		786	163,488
Visa, Inc. - Class A		1,048	337,278
Wells Fargo & Co.		3,537	320,063
			4,138,613

Industrial - 5.9%
Amphenol Corp. - Class A		1,179	169,870
Boeing Co. (b)		1,179	275,556
Caterpillar, Inc.		524	344,457
Eaton Corp. PLC		524	184,144
GE Vernova, Inc.		393	285,463
General Electric Co.		1,310	401,895
RTX Corp.		1,703	342,184
			2,003,569

Technology - 31.7% (c)
Accenture PLC - Class A		655	172,684
Adobe, Inc. (b)		524	153,663
Advanced Micro Devices, Inc. (b)		1,179	279,105
Apple, Inc. (a)		8,515	2,209,472
Applied Materials, Inc.		786	253,343
Broadcom, Inc. (a)		2,620	868,006
Intel Corp. (b)		4,978	231,328
International Business Machines Corp.		786	241,066
Intuit, Inc.		262	130,717
Lam Research Corp. (a)		1,048	244,666
Micron Technology, Inc. (a)		1,048	434,794
Microsoft Corp.		4,323	1,860,144
NVIDIA Corp. (a)		13,886	2,654,031
Oracle Corp.		917	150,920
Palantir Technologies, Inc. - Class A (b)		1,310	192,033
QUALCOMM, Inc.		1,310	198,583
Salesforce, Inc.		917	194,670
ServiceNow, Inc. (b)		655	76,642
Texas Instruments, Inc.		786	169,422
			10,715,289

Utilities - 0.6%
NextEra Energy, Inc.		2,358	207,268
TOTAL COMMON STOCKS (Cost $31,686,380)			32,342,172

REAL ESTATE INVESTMENT TRUSTS - 0.8%		Shares	Value
Financial - 0.8%
Realty Income Corp.		4,500	275,220
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $272,700)			275,220

PURCHASED OPTIONS - 0.5% (b)	Notional Amount	Contracts	Value
Put Options - 0.5%
S&P 500 Index (d)(e)
Expiration: 04/17/2026; Exercise Price: $6,300.00	15,265,866	22	122,650
Expiration: 04/17/2026; Exercise Price: $6,575.00	2,081,709	3	26,835
TOTAL PURCHASED OPTIONS (Cost $287,196)			149,485

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.61% (f)		927,963	927,963
TOTAL MONEY MARKET FUNDS (Cost $927,963)			927,963

TOTAL INVESTMENTS - 99.6% (Cost $33,174,239)			33,694,840
Other Assets in Excess of Liabilities - 0.4%			130,601
TOTAL NET ASSETS - 100.0%			$33,825,441

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Optimized Equity Income ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.7)%	Notional Amount	Contracts	Value
Call Options - (0.7)% (a)(b)
Alphabet, Inc.
Expiration: 02/20/2026; Exercise Price: $332.50	$(473,200)	(14)	$(23,100)
Expiration: 02/20/2026; Exercise Price: $345.00	(473,942)	(14)	(13,755)
Amazon.com, Inc., Expiration: 02/20/2026; Exercise Price: $245.00	(335,020)	(14)	(11,830)
Apple, Inc., Expiration: 02/20/2026; Exercise Price: $260.00	(648,700)	(25)	(14,563)
Broadcom, Inc., Expiration: 02/20/2026; Exercise Price: $350.00	(331,300)	(10)	(7,425)
Goldman Sachs Group, Inc., Expiration: 02/20/2026; Exercise Price: $945.00	(187,082)	(2)	(4,060)
Lam Research Corp., Expiration: 02/20/2026; Exercise Price: $235.00	(46,692)	(2)	(2,535)
Meta Platforms, Inc., Expiration: 02/20/2026; Exercise Price: $665.00	(358,250)	(5)	(28,662)
Micron Technology, Inc., Expiration: 02/20/2026; Exercise Price: $380.00	(248,928)	(6)	(29,445)
NVIDIA Corp., Expiration: 02/20/2026; Exercise Price: $200.00	(860,085)	(45)	(15,525)
S&P 500 Index
Expiration: 02/19/2026; Exercise Price: $7,025.00	(1,387,806)	(2)	(8,780)
Expiration: 02/20/2026; Exercise Price: $7,020.00	(10,408,545)	(15)	(76,650)
Tesla, Inc., Expiration: 02/20/2026; Exercise Price: $445.00	(430,410)	(10)	(11,750)
TOTAL WRITTEN OPTIONS (Premiums received $245,038)			$(248,080)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Optimized Equity Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$32,342,172	$–	$–	$32,342,172
Real Estate Investment Trusts	275,220	–	–	275,220
Purchased Options	–	149,485	–	149,485
Money Market Funds	927,963	–	–	927,963
Total Investments	$33,545,355	$149,485	$–	$33,694,840

Liabilities:
Investments:
Written Options	$–	$(248,080)	$–	$(248,080)
Total Investments	$–	$(248,080)	$–	$(248,080)

Refer to the Schedule of Investments for further disaggregation of investment categories.